Receivables (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2014	May 03, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit settlement amount		$ 44.2
Estimated redemptions as receivable	33.6
Customers activated in credit		$ 21.5